Consolidated Statement of Changes in Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 Capital Surplus	Dec. 31, 2011 Capital Surplus	Dec. 31, 2010 Capital Surplus
Stock offering, issuance costs	$ 2,865	$ 665	$ 25,000	$ 2,865	$ 665	$ 25,000
Rights offering, net of issuance costs	$ 1,080			$ 1,080
Common stock, par value			$ 0.01			$ 0.01
Common stock, previous par value			$ 0.625			$ 0.625